Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities
		Amounts subject to enforceable netting arrangements							Amounts not subject to enforceable netting arrangements[5]	Total
					Amounts not set off in the balance sheet
		Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments	Non-cash collateral	Cash collateral	Net amount
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)	1	250,275	(49,711)	200,564	(145,785)	(9,986)	(38,031)	6,762	7,261	207,825
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		18,217	(790)	17,427	(1,244)	(16,179)	—	4	853	18,280
– non-trading assets		372,358	(167,313)	205,045	(21,788)	(182,995)	(100)	162	37,759	242,804
Loans and advances to customers	3	40,534	(12,468)	28,066	(21,245)	—	—	6,821	536	28,602
At 31 Dec 2018		681,384	(230,282)	451,102	(190,062)	(209,160)	(38,131)	13,749	46,409	497,511

Derivatives (Note 15)	1	322,422	(110,425)	211,997	(156,088)	(11,092)	(37,302)	7,515	7,821	219,818
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		15,893	—	15,893	(430)	(15,462)	—	1	1,227	17,120
– non-trading assets		265,666	(105,776)	159,890	(3,714)	(155,973)	(49)	154	41,663	201,553
Loans and advances to customers	3	42,091	(10,424)	31,667	(26,390)	—	(181)	5,096	619	32,286
At 31 Dec 2017		646,072	(226,625)	419,447	(186,622)	(182,527)	(37,532)	12,766	51,330	470,777

Financial liabilities
Derivatives (Note 15)	1	248,123	(49,711)	198,412	(145,785)	(14,895)	(29,998)	7,734	7,423	205,835
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		13,169	(790)	12,379	(1,244)	(11,133)	—	2	114	12,493
– non-trading liabilities		274,367	(167,313)	107,054	(21,788)	(85,087)	(164)	15	58,830	165,884
Customer accounts	4	40,286	(12,468)	27,818	(21,245)	—	—	6,573	11	27,829
At 31 Dec 2018		575,945	(230,282)	345,663	(190,062)	(111,115)	(30,162)	14,324	66,378	412,041

Derivatives (Note 15)	1	321,932	(110,425)	211,507	(156,072)	(14,342)	(28,666)	12,427	5,314	216,821
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		10,555	—	10,555	(430)	(9,615)	—	510	63	10,618
– non-trading liabilities		187,268	(105,776)	81,492	(7,165)	(74,048)	(240)	39	48,510	130,002
Customer accounts	4	42,533	(10,424)	32,109	(26,390)	—	(188)	5,531	158	32,267
At 31 Dec 2017		562,288	(226,625)	335,663	(190,057)	(98,005)	(29,094)	18,507	54,045	389,708

1
At 31 December 2018, the amount of cash margin received that had been offset against the gross derivatives assets was $3,935m (2017: $6,324m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $5,888m (2017: $5,196m).

2
For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ $18,280m (2017: $17,120m) and ‘Trading liabilities’ $12,493m (2017: $10,618m), see the ‘Funding sources and uses’ table on page 179.

3	At 31 December 2018, the total amount of ‘Loans and advances to customers’ was $981,696m (2017: $962,964m), of which $28,066m (2017: $31,667m) was subject to offsetting.

4	At 31 December 2018, the total amount of ‘Customer accounts’ was $1,362,643m (2017: $1,364,462m), of which $27,818m (2017: $32,109m) was subject to offsetting.

5	These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.